Quarterly Holdings Report
for

Fidelity® Series International Index Fund

January 31, 2021

IIF-QTLY-0321
1.9891251.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 6.9%
Afterpay Ltd. (a)	2,047	$211,353
AGL Energy Ltd.	6,130	53,735
AMP Ltd.	33,474	37,990
Ampol Ltd.	2,283	45,661
APA Group unit	11,299	84,539
Aristocrat Leisure Ltd.	5,515	130,913
ASX Ltd.	1,854	101,721
Aurizon Holdings Ltd.	19,102	54,015
AusNet Services	17,148	22,672
Australia & New Zealand Banking Group Ltd.	27,204	492,946
BHP Billiton Ltd.	28,252	942,176
BlueScope Steel Ltd.	5,009	63,509
Brambles Ltd.	14,802	119,572
Cimic Group Ltd. (a)	887	16,724
Coca-Cola Amatil Ltd.	5,146	51,441
Cochlear Ltd.	620	93,554
Coles Group Ltd.	12,770	177,720
Commonwealth Bank of Australia	16,978	1,083,579
Computershare Ltd.	4,444	48,805
Crown Ltd.	3,401	24,952
CSL Ltd.	4,352	903,745
DEXUS Property Group unit	10,608	73,046
Evolution Mining Ltd.	15,641	56,541
Fortescue Metals Group Ltd.	16,232	270,312
Goodman Group unit	15,771	213,097
Insurance Australia Group Ltd.	22,160	82,139
Lendlease Group unit	6,465	59,340
Macquarie Group Ltd.	3,277	329,084
Magellan Financial Group Ltd.	1,199	43,911
Medibank Private Ltd.	27,100	60,477
Mirvac Group unit	38,203	69,488
National Australia Bank Ltd.	31,314	563,353
Newcrest Mining Ltd.	7,747	148,727
Northern Star Resources Ltd.	7,123	69,952
Orica Ltd.	3,992	46,557
Origin Energy Ltd.	17,004	61,598
Qantas Airways Ltd.	8,627	29,669
QBE Insurance Group Ltd.	13,905	85,334
Ramsay Health Care Ltd.	1,716	82,582
REA Group Ltd.	502	56,274
Rio Tinto Ltd.	3,559	300,039
Santos Ltd.	17,189	85,520
Scentre Group unit	50,598	105,568
SEEK Ltd.	3,114	66,755
Sonic Healthcare Ltd.	4,327	113,658
South32 Ltd.	47,498	92,203
Stockland Corp. Ltd. unit	23,203	78,911
Suncorp Group Ltd.	12,197	93,961
Sydney Airport unit	13,131	57,402
Tabcorp Holdings Ltd.	20,937	63,844
Telstra Corp. Ltd.	39,921	95,190
The GPT Group unit	18,806	62,089
TPG Telecom Ltd. (a)	3,475	19,653
Transurban Group unit	26,223	265,342
Treasury Wine Estates Ltd.	7,070	54,303
Vicinity Centres unit	36,059	42,302
Washington H. Soul Pattinson & Co. Ltd.	1,068	22,185
Wesfarmers Ltd.	10,860	453,250
Westpac Banking Corp.	35,183	564,025
WiseTech Global Ltd.	1,364	32,607
Woodside Petroleum Ltd.	9,160	171,303
Woolworths Group Ltd.	12,082	377,288

TOTAL AUSTRALIA		10,380,201

Austria - 0.2%
Erste Group Bank AG	2,671	81,845
OMV AG	1,427	60,161
Raiffeisen International Bank-Holding AG	1,386	27,198
Verbund AG	624	56,340
Voestalpine AG	1,163	42,510

TOTAL AUSTRIA		268,054

Bailiwick of Jersey - 0.7%
Experian PLC	8,780	306,884
Ferguson PLC	2,157	250,447
Glencore Xstrata PLC	95,802	319,799
WPP PLC	11,867	124,006

TOTAL BAILIWICK OF JERSEY		1,001,136

Belgium - 0.9%
Ageas	1,710	87,759
Anheuser-Busch InBev SA NV	7,307	458,680
Colruyt NV	513	31,663
Elia System Operator SA/NV	282	33,983
Galapagos Genomics NV (a)	402	42,038
Groupe Bruxelles Lambert SA	1,096	108,772
KBC Groep NV	2,395	167,760
Proximus	1,436	30,287
Sofina SA	154	49,899
Solvay SA Class A	733	83,652
UCB SA	1,209	125,473
Umicore SA	1,888	107,159

TOTAL BELGIUM		1,327,125

Bermuda - 0.2%
CK Infrastructure Holdings Ltd.	6,000	31,999
Hongkong Land Holdings Ltd.	11,383	52,703
Jardine Matheson Holdings Ltd.	2,106	121,727
Jardine Strategic Holdings Ltd.	2,158	56,086

TOTAL BERMUDA		262,515

Cayman Islands - 0.5%
ASM Pacific Technology Ltd.	3,100	45,221
Budweiser Brewing Co. APAC Ltd. (b)	16,900	56,782
CK Asset Holdings Ltd.	25,000	125,592
CK Hutchison Holdings Ltd.	26,000	180,079
ESR Cayman Ltd. (a)(b)	15,800	56,449
Melco Crown Entertainment Ltd. sponsored ADR	2,003	32,028
Sands China Ltd.	23,200	92,312
WH Group Ltd. (b)	92,500	75,162
Wharf Real Estate Investment Co. Ltd.	16,000	84,919
Wynn Macau Ltd. (a)	14,000	22,246
Xinyi Glass Holdings Ltd.	18,000	43,646

TOTAL CAYMAN ISLANDS		814,436

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	33	62,730
Series B	57	117,088
Ambu A/S Series B	1,603	75,983
Carlsberg A/S Series B	982	144,241
Christian Hansen Holding A/S (a)	1,012	91,910
Coloplast A/S Series B	1,138	170,349
Danske Bank A/S	6,617	113,638
DSV Panalpina A/S	1,994	312,215
Genmab A/S (a)	623	249,054
GN Store Nord A/S	1,228	94,175
H Lundbeck A/S	703	25,144
Novo Nordisk A/S Series B	16,560	1,153,706
Novozymes A/S Series B	2,046	123,255
ORSTED A/S (b)	1,815	345,610
Pandora A/S	964	93,308
Rockwool International A/S Series B	72	27,279
Tryg A/S	1,203	37,570
Vestas Wind Systems A/S	1,894	406,675
William Demant Holding A/S (a)	1,022	36,820

TOTAL DENMARK		3,680,750

Finland - 1.2%
Elisa Corp. (A Shares)	1,365	81,301
Fortum Corp.	4,268	103,511
Kesko Oyj	2,531	65,730
Kone OYJ (B Shares)	3,260	256,835
Neste Oyj	4,050	286,439
Nokia Corp. (a)	54,240	260,922
Nordea Bank ABP (Stockholm Stock Exchange)	31,064	251,765
Orion Oyj (B Shares)	1,038	47,666
Sampo Oyj (A Shares)	4,517	190,102
Stora Enso Oyj (R Shares)	5,615	102,211
UPM-Kymmene Corp.	5,109	182,839
Wartsila Corp.	4,166	40,981

TOTAL FINLAND		1,870,302

France - 9.8%
Accor SA (a)	1,772	59,846
Aeroports de Paris SA	291	33,549
Air Liquide SA	4,533	741,359
Alstom SA (a)	2,392	129,693
Amundi SA (b)	602	44,856
Arkema SA	680	75,507
Atos Origin SA (a)	939	72,337
AXA SA	18,536	410,653
bioMerieux SA	412	63,748
BNP Paribas SA (a)	10,785	517,202
Bollore SA	8,974	36,439
Bouygues SA	2,196	86,398
Bureau Veritas SA	2,836	74,649
Capgemini SA	1,540	223,330
Carrefour SA	5,878	99,794
CNP Assurances	1,535	23,322
Compagnie de St. Gobain (a)	4,961	246,618
Compagnie Generale des Etablissements Michelin SCA Series B	1,627	224,213
Covivio	482	39,688
Credit Agricole SA (a)	11,048	125,760
Danone SA	5,920	393,672
Dassault Aviation SA (a)	24	25,120
Dassault Systemes SA	1,257	251,315
Edenred SA	2,346	127,460
EDF SA	5,955	74,290
Eiffage SA (a)	794	72,209
ENGIE (a)	17,511	272,431
Essilor International SA	2,726	387,052
Eurazeo SA (a)	409	28,689
Faurecia SA (a)	773	40,666
Gecina SA	445	63,508
Getlink SE (a)	4,259	65,743
Hermes International SCA	303	309,829
Iliad SA	132	24,453
Ipsen SA	343	29,991
Kering SA	726	477,170
Klepierre SA	1,807	43,573
L'Oreal SA	2,407	846,783
La Francaise des Jeux SAEM (b)	841	36,180
Legrand SA	2,558	235,613
LVMH Moet Hennessy Louis Vuitton SE	2,663	1,610,038
Natixis SA (a)	9,581	36,311
Orange SA	19,120	224,401
Orpea (a)	501	69,371
Pernod Ricard SA	2,032	383,946
Publicis Groupe SA	2,105	109,231
Remy Cointreau SA	227	42,175
Renault SA	1,876	80,228
Safran SA (a)	3,073	386,300
Sanofi SA	10,816	1,017,226
Sartorius Stedim Biotech	268	112,205
Schneider Electric SA	5,209	762,393
SCOR SE	1,576	48,005
SEB SA	223	42,461
Societe Generale Series A	7,767	144,800
Sodexo SA	855	76,221
SR Teleperformance SA	563	184,608
Suez Environnement SA	3,423	70,410
Thales SA	1,022	92,002
Total SA	24,024	1,012,574
Ubisoft Entertainment SA (a)	863	86,297
Valeo SA	2,214	82,861
Veolia Environnement SA	5,161	138,165
VINCI SA	4,953	459,283
Vivendi SA	7,954	244,403
Wendel SA	255	29,460
Worldline SA (a)(b)	2,287	194,444

TOTAL FRANCE		14,874,527

Germany - 8.5%
adidas AG	1,826	580,577
Allianz SE	4,001	905,632
BASF AG	8,809	680,815
Bayer AG	9,418	570,005
Bayerische Motoren Werke AG (BMW)	3,188	270,855
Bechtle AG	259	55,036
Beiersdorf AG	966	105,444
Brenntag AG	1,485	116,669
Carl Zeiss Meditec AG	389	60,897
Commerzbank AG	9,621	63,982
Continental AG	1,057	147,931
Covestro AG (b)	1,760	119,949
Daimler AG (Germany)	8,211	579,134
Delivery Hero AG (a)(b)	1,248	190,071
Deutsche Bank AG (a)	18,823	191,170
Deutsche Borse AG	1,821	293,029
Deutsche Lufthansa AG (a)	2,869	37,062
Deutsche Post AG	9,484	468,463
Deutsche Telekom AG	31,984	568,758
Deutsche Wohnen AG (Bearer)	3,276	162,522
E.ON AG	21,545	227,915
Evonik Industries AG	2,019	66,595
Fresenius Medical Care AG & Co. KGaA	2,045	165,438
Fresenius SE & Co. KGaA	4,010	178,935
GEA Group AG	1,432	49,597
Hannover Reuck SE	578	89,783
HeidelbergCement AG	1,427	105,671
HelloFresh AG (a)	1,421	120,367
Henkel AG & Co. KGaA	1,003	93,967
Hochtief AG	252	23,471
Infineon Technologies AG	12,482	500,074
KION Group AG	682	59,060
Knorr-Bremse AG	695	92,084
Lanxess AG	766	57,783
LEG Immobilien AG	682	97,993
Merck KGaA	1,232	205,874
MTU Aero Engines Holdings AG	510	118,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,349	358,193
Nemetschek Se	575	40,611
Puma AG	940	92,149
Rational AG	47	45,259
RWE AG	6,160	265,080
SAP SE	10,011	1,270,276
Scout24 AG (b)	1,029	79,670
Siemens AG	7,336	1,138,999
Siemens Healthineers AG (b)	2,564	144,002
Symrise AG	1,234	153,795
TeamViewer AG (a)(b)	1,439	74,584
Telefonica Deutschland Holding AG	9,477	26,003
Uniper SE	1,939	68,004
United Internet AG	1,007	43,810
Volkswagen AG	325	68,823
Vonovia SE	4,980	333,237
Zalando SE (a)(b)	1,454	167,134

TOTAL GERMANY		12,791,068

Hong Kong - 2.6%
AIA Group Ltd.	116,000	1,398,584
Bank of East Asia Ltd.	12,404	26,909
BOC Hong Kong (Holdings) Ltd.	35,500	106,226
CLP Holdings Ltd.	16,000	150,153
Galaxy Entertainment Group Ltd.	21,000	159,262
Hang Lung Properties Ltd.	20,000	53,397
Hang Seng Bank Ltd.	7,300	132,098
Henderson Land Development Co. Ltd.	13,700	56,033
Hong Kong & China Gas Co. Ltd.	102,335	146,977
Hong Kong Exchanges and Clearing Ltd.	11,546	740,719
Link (REIT)	20,078	175,318
MTR Corp. Ltd.	15,034	87,548
New World Development Co. Ltd.	14,750	68,583
PCCW Ltd.	42,758	23,824
Power Assets Holdings Ltd.	13,500	71,912
Sino Land Ltd.	33,495	46,657
SJM Holdings Ltd.	18,000	19,362
Sun Hung Kai Properties Ltd.	12,500	170,753
Swire Pacific Ltd. (A Shares)	4,500	28,179
Swire Properties Ltd.	11,000	31,993
Techtronic Industries Co. Ltd.	13,000	195,840

TOTAL HONG KONG		3,890,327

Ireland - 0.8%
CRH PLC	7,519	308,541
DCC PLC (United Kingdom)	944	71,345
Flutter Entertainment PLC (Ireland)	1,564	292,006
James Hardie Industries PLC CDI (a)	4,248	119,440
Kerry Group PLC Class A	1,521	206,546
Kingspan Group PLC (Ireland) (a)	1,473	100,103
Smurfit Kappa Group PLC	2,291	110,320

TOTAL IRELAND		1,208,301

Isle of Man - 0.1%
Entain PLC (a)	5,658	96,206
Israel - 0.6%
Azrieli Group	402	24,729
Bank Hapoalim BM (Reg.) (a)	10,887	77,581
Bank Leumi le-Israel BM	14,191	88,592
Check Point Software Technologies Ltd. (a)	1,084	138,470
CyberArk Software Ltd. (a)	351	56,248
Elbit Systems Ltd. (Israel)	264	36,741
Icl Group Ltd.	6,589	35,436
Israel Discount Bank Ltd. (Class A)	10,824	42,423
Mizrahi Tefahot Bank Ltd.	1,441	33,917
NICE Systems Ltd. (a)	593	153,498
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	10,462	123,242
Wix.com Ltd. (a)(c)	529	130,689

TOTAL ISRAEL		941,566

Italy - 1.8%
Amplifon SpA	1,172	46,551
Assicurazioni Generali SpA	10,471	179,043
Atlantia SpA (a)	4,746	75,478
Davide Campari Milano NV	5,782	62,281
DiaSorin S.p.A.	250	54,792
Enel SpA	77,973	773,336
Eni SpA	24,324	245,691
FinecoBank SpA	5,878	91,841
Infrastrutture Wireless Italiane SpA (b)	2,980	32,059
Intesa Sanpaolo SpA	158,684	345,948
Mediobanca SpA (a)	6,103	54,540
Moncler SpA	1,854	104,869
Nexi SpA (a)(b)	4,214	74,919
Poste Italiane SpA (b)	4,832	47,357
Prysmian SpA	2,375	76,781
Recordati SpA	1,035	53,657
Snam Rete Gas SpA	19,439	102,098
Telecom Italia SpA	82,020	35,120
Telecom Italia SpA (Risparmio Shares)	57,547	27,306
Terna SpA	13,468	97,966
UniCredit SpA	20,329	186,433

TOTAL ITALY		2,768,066

Japan - 25.2%
ABC-MART, Inc.	300	17,041
ACOM Co. Ltd.	3,500	15,371
Advantest Corp.	1,900	150,375
AEON Co. Ltd.	6,300	197,039
AEON MALL Co. Ltd.	900	14,538
AGC, Inc.	1,900	65,846
Air Water, Inc.	1,900	30,710
Aisin Seiki Co. Ltd.	1,500	45,897
Ajinomoto Co., Inc.	4,500	106,244
Alfresa Holdings Corp.	1,900	37,820
Amada Co. Ltd.	3,100	34,775
Ana Holdings, Inc. (a)	1,500	31,791
Asahi Group Holdings	4,400	176,933
ASAHI INTECC Co. Ltd.	1,800	59,115
Asahi Kasei Corp.	12,000	133,410
Astellas Pharma, Inc.	17,800	288,930
Azbil Corp.	1,200	61,177
Bandai Namco Holdings, Inc.	1,900	162,183
Bank of Kyoto Ltd.	500	26,207
Bridgestone Corp.	5,200	192,024
Brother Industries Ltd.	2,200	48,854
Calbee, Inc.	800	23,638
Canon, Inc.	9,600	212,366
Capcom Co. Ltd.	800	50,332
Casio Computer Co. Ltd.	1,900	33,558
Central Japan Railway Co.	1,400	200,469
Chiba Bank Ltd.	5,300	28,791
Chubu Electric Power Co., Inc.	6,200	75,854
Chugai Pharmaceutical Co. Ltd.	6,400	334,343
Chugoku Electric Power Co., Inc.	2,900	35,688
Coca-Cola West Co. Ltd.	1,100	16,645
Concordia Financial Group Ltd.	10,500	37,992
Cosmos Pharmaceutical Corp.	200	30,512
CyberAgent, Inc.	1,000	62,724
Dai Nippon Printing Co. Ltd.	2,400	41,243
Dai-ichi Mutual Life Insurance Co.	10,300	155,958
Daifuku Co. Ltd.	1,000	113,896
Daiichi Sankyo Kabushiki Kaisha	16,300	523,648
Daikin Industries Ltd.	2,400	506,718
Daito Trust Construction Co. Ltd.	600	62,380
Daiwa House Industry Co. Ltd.	5,400	152,831
Daiwa House REIT Investment Corp.	20	53,711
Daiwa Securities Group, Inc.	14,100	66,929
DENSO Corp.	4,200	232,845
Dentsu Group, Inc.	2,100	66,461
Disco Corp.	300	97,523
East Japan Railway Co.	2,900	191,290
Eisai Co. Ltd.	2,400	175,122
ENEOS Holdings, Inc.	29,300	118,520
FANUC Corp.	1,800	469,925
Fast Retailing Co. Ltd.	600	514,507
Fuji Electric Co. Ltd.	1,200	47,716
Fujifilm Holdings Corp.	3,500	200,053
Fujitsu Ltd.	1,900	289,940
Fukuoka Financial Group, Inc.	1,600	28,610
GLP J-REIT	39	62,477
GMO Payment Gateway, Inc.	400	57,129
Hakuhodo DY Holdings, Inc.	2,200	31,799
Hamamatsu Photonics K.K.	1,300	75,335
Hankyu Hanshin Holdings, Inc.	2,200	70,886
Harmonic Drive Systems, Inc.	400	29,901
Hikari Tsushin, Inc.	155	32,511
Hino Motors Ltd.	2,500	21,505
Hirose Electric Co. Ltd.	300	47,000
Hisamitsu Pharmaceutical Co., Inc.	500	29,882
Hitachi Construction Machinery Co. Ltd.	1,000	29,023
Hitachi Ltd.	9,300	382,317
Hitachi Metals Ltd.	1,900	30,274
Honda Motor Co. Ltd.	15,600	411,945
Hoshizaki Corp.	500	44,203
Hoya Corp.	3,600	460,375
Hulic Co. Ltd.	2,800	31,650
Ibiden Co. Ltd.	1,000	46,398
Idemitsu Kosan Co. Ltd.	1,982	46,435
Iida Group Holdings Co. Ltd.	1,300	28,632
INPEX Corp.	9,800	56,604
Isuzu Motors Ltd.	5,400	51,554
ITO EN Ltd.	500	31,171
Itochu Corp.	12,900	369,161
ITOCHU Techno-Solutions Corp.	900	31,706
Japan Airlines Co. Ltd. (a)	1,000	17,786
Japan Airport Terminal Co. Ltd.	500	26,254
Japan Exchange Group, Inc.	4,900	114,378
Japan Post Bank Co. Ltd.	3,800	32,796
Japan Post Holdings Co. Ltd.	15,100	119,926
Japan Post Insurance Co. Ltd.	2,300	45,080
Japan Real Estate Investment Corp.	13	79,059
Japan Retail Fund Investment Corp.	24	45,367
Japan Tobacco, Inc.	11,500	228,090
JFE Holdings, Inc. (a)	4,500	39,052
JSR Corp.	2,000	61,005
Kajima Corp.	4,400	58,852
Kakaku.com, Inc.	1,300	37,606
Kansai Electric Power Co., Inc.	6,800	66,543
Kansai Paint Co. Ltd.	1,800	53,014
Kao Corp.	4,600	333,631
KDDI Corp.	15,500	455,587
Keihan Electric Railway Co., Ltd.	900	40,942
Keikyu Corp.	2,000	32,002
Keio Corp.	1,000	73,035
Keisei Electric Railway Co.	1,200	40,613
Keyence Corp.	1,700	911,146
Kikkoman Corp.	1,400	98,640
Kintetsu Group Holdings Co. Ltd.	1,700	71,249
Kirin Holdings Co. Ltd.	7,900	169,396
Kobayashi Pharmaceutical Co. Ltd.	500	56,232
Kobe Bussan Co. Ltd.	1,200	33,292
Koito Manufacturing Co. Ltd.	1,000	64,251
Komatsu Ltd.	8,400	230,156
Konami Holdings Corp.	900	54,991
Kose Corp.	300	48,203
Kubota Corp.	10,000	219,485
Kuraray Co. Ltd.	2,900	31,009
Kurita Water Industries Ltd.	900	36,474
Kyocera Corp.	3,100	198,261
Kyowa Hakko Kirin Co., Ltd.	2,700	79,908
Kyushu Electric Power Co., Inc.	3,500	32,379
Kyushu Railway Co.	1,400	29,338
Lasertec Corp.	700	93,895
Lawson, Inc.	500	24,249
Lion Corp.	2,200	50,345
LIXIL Group Corp.	2,500	58,261
M3, Inc.	4,200	353,298
Makita Corp.	2,200	104,807
Marubeni Corp.	15,900	105,393
Marui Group Co. Ltd.	1,900	33,884
Mazda Motor Corp.	5,200	36,935
McDonald's Holdings Co. (Japan) Ltd.	600	29,214
Medipal Holdings Corp.	1,700	34,748
Meiji Holdings Co. Ltd.	1,100	74,982
Mercari, Inc. (a)	800	38,493
Minebea Mitsumi, Inc.	3,500	77,488
Misumi Group, Inc.	2,700	87,770
Mitsubishi Chemical Holdings Corp.	12,400	84,573
Mitsubishi Corp.	12,900	326,056
Mitsubishi Electric Corp.	17,500	266,397
Mitsubishi Estate Co. Ltd.	11,300	178,219
Mitsubishi Gas Chemical Co., Inc.	1,500	34,226
Mitsubishi Heavy Industries Ltd.	3,100	88,728
Mitsubishi UFJ Financial Group, Inc.	117,300	529,701
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	17,108
Mitsui & Co. Ltd.	15,800	292,107
Mitsui Chemicals, Inc.	1,700	48,641
Mitsui Fudosan Co. Ltd.	8,900	180,005
Miura Co. Ltd.	800	45,444
Mizuho Financial Group, Inc.	23,160	304,798
MonotaRO Co. Ltd.	1,200	60,146
MS&AD Insurance Group Holdings, Inc.	4,300	123,320
Murata Manufacturing Co. Ltd.	5,500	528,264
Nabtesco Corp.	1,100	49,200
Nagoya Railroad Co. Ltd.	1,800	45,711
NEC Corp.	2,500	136,045
New Hampshire Foods Ltd.	800	34,216
Nexon Co. Ltd.	4,700	142,914
NGK Insulators Ltd.	2,600	45,375
NGK Spark Plug Co. Ltd.	1,500	27,810
Nidec Corp.	4,300	572,236
Nihon M&A Center, Inc.	1,400	81,264
Nintendo Co. Ltd.	1,100	633,199
Nippon Building Fund, Inc.	14	84,472
Nippon Express Co. Ltd.	700	47,515
Nippon Paint Holdings Co. Ltd.	1,400	125,906
Nippon Prologis REIT, Inc.	21	68,466
Nippon Sanso Holdings Corp.	1,400	26,919
Nippon Shinyaku Co. Ltd.	400	29,443
Nippon Steel & Sumitomo Metal Corp. (a)	7,800	89,881
Nippon Telegraph & Telephone Corp.	12,300	307,424
Nippon Yusen KK	1,500	34,455
Nissan Chemical Corp.	1,200	68,280
Nissan Motor Co. Ltd. (a)	22,300	114,972
Nisshin Seifun Group, Inc.	1,800	30,279
Nissin Food Holdings Co. Ltd.	600	51,840
Nitori Holdings Co. Ltd.	800	158,786
Nitto Denko Corp.	1,500	135,615
Nomura Holdings, Inc.	30,100	159,261
Nomura Real Estate Holdings, Inc.	1,100	24,511
Nomura Real Estate Master Fund, Inc.	42	63,715
Nomura Research Institute Ltd.	3,100	104,621
NSK Ltd.	3,600	32,548
NTT Data Corp.	6,100	87,471
Obayashi Corp.	6,300	52,688
OBIC Co. Ltd.	700	131,386
Odakyu Electric Railway Co. Ltd.	2,800	81,130
Oji Holdings Corp.	7,900	47,666
Olympus Corp.	11,200	202,037
OMRON Corp.	1,800	158,786
Ono Pharmaceutical Co. Ltd.	3,500	104,420
Oracle Corp. Japan	400	47,162
Oriental Land Co. Ltd.	1,900	296,577
ORIX Corp.	12,700	203,088
ORIX JREIT, Inc.	24	40,143
Osaka Gas Co. Ltd.	3,600	66,436
Otsuka Corp.	1,000	50,313
Otsuka Holdings Co. Ltd.	3,700	157,615
Pan Pacific International Holdings Ltd.	4,000	89,742
Panasonic Corp.	21,200	275,224
PeptiDream, Inc. (a)	900	52,499
Persol Holdings Co. Ltd.	1,600	29,924
Pigeon Corp.	1,100	49,463
Pola Orbis Holdings, Inc.	800	15,985
Rakuten, Inc.	8,300	81,538
Recruit Holdings Co. Ltd.	13,000	565,467
Renesas Electronics Corp. (a)	7,700	88,214
Resona Holdings, Inc.	20,100	69,658
Ricoh Co. Ltd.	6,600	49,778
Rinnai Corp.	300	31,333
ROHM Co. Ltd.	900	91,164
Ryohin Keikaku Co. Ltd.	2,300	54,917
Santen Pharmaceutical Co. Ltd.	3,500	57,840
SBI Holdings, Inc. Japan	2,200	54,777
SCSK Corp.	500	27,782
Secom Co. Ltd.	2,000	180,954
Sega Sammy Holdings, Inc.	1,800	28,647
Seibu Holdings, Inc.	2,000	18,368
Seiko Epson Corp.	2,600	44,010
Sekisui Chemical Co. Ltd.	3,500	62,953
Sekisui House Ltd.	6,000	115,652
Seven & i Holdings Co. Ltd.	7,200	274,954
SG Holdings Co. Ltd.	3,100	79,642
Sharp Corp.	2,000	41,510
Shimadzu Corp.	2,100	79,894
Shimamura Co. Ltd.	200	22,149
SHIMANO, Inc.	700	164,433
SHIMIZU Corp.	5,500	38,699
Shin-Etsu Chemical Co. Ltd.	3,400	589,957
Shinsei Bank Ltd.	1,400	17,188
Shionogi & Co. Ltd.	2,600	141,154
Shiseido Co. Ltd.	3,800	246,295
Shizuoka Bank Ltd.	3,800	27,572
SMC Corp.	500	302,449
SoftBank Corp.	27,600	362,835
SoftBank Group Corp.	15,000	1,162,095
Sohgo Security Services Co., Ltd.	700	34,417
Sompo Holdings, Inc.	3,200	127,303
Sony Corp.	12,100	1,158,123
Square Enix Holdings Co. Ltd.	900	51,726
Stanley Electric Co. Ltd.	1,200	37,462
Subaru Corp.	5,900	112,993
Sumco Corp.	2,400	50,546
Sumitomo Chemical Co. Ltd.	14,700	69,188
Sumitomo Corp.	11,400	150,955
Sumitomo Dainippon Pharma Co., Ltd.	1,840	29,810
Sumitomo Electric Industries Ltd.	7,300	97,048
Sumitomo Metal Mining Co. Ltd.	2,200	95,439
Sumitomo Mitsui Financial Group, Inc.	12,500	388,354
Sumitomo Mitsui Trust Holdings, Inc.	3,200	95,737
Sumitomo Realty & Development Co. Ltd.	3,000	90,477
Sundrug Co. Ltd.	700	27,767
Suntory Beverage & Food Ltd.	1,300	45,363
Suzuken Co. Ltd.	600	23,199
Suzuki Motor Corp.	3,500	157,315
Sysmex Corp.	1,600	186,892
T&D Holdings, Inc.	5,300	61,377
Taiheiyo Cement Corp.	1,100	27,325
Taisei Corp.	1,800	58,170
Taisho Pharmaceutical Holdings Co. Ltd.	360	23,474
Takeda Pharmaceutical Co. Ltd.	15,141	532,503
TDK Corp.	1,200	193,384
TECMO KOEI HOLDINGS CO., LTD.	400	22,951
Teijin Ltd.	1,700	31,048
Terumo Corp.	6,200	240,613
THK Co. Ltd.	1,100	34,866
TIS, Inc.	2,200	48,938
Tobu Railway Co. Ltd.	1,800	50,643
Toho Co. Ltd.	1,100	42,479
Toho Gas Co. Ltd.	700	41,100
Tohoku Electric Power Co., Inc.	4,200	35,967
Tokio Marine Holdings, Inc.	6,100	298,929
Tokyo Century Corp.	400	32,307
Tokyo Electric Power Co., Inc. (a)	14,000	53,597
Tokyo Electron Ltd.	1,400	532,092
Tokyo Gas Co. Ltd.	3,600	78,688
Tokyu Corp.	4,900	57,446
Tokyu Fudosan Holdings Corp.	6,100	34,418
Toppan Printing Co. Ltd.	2,400	34,094
Toray Industries, Inc.	13,400	87,146
Toshiba Corp.	3,700	120,631
Tosoh Corp.	2,400	41,197
Toto Ltd.	1,400	77,388
Toyo Suisan Kaisha Ltd.	900	44,336
Toyoda Gosei Co. Ltd.	600	15,793
Toyota Industries Corp.	1,400	110,000
Toyota Motor Corp.	20,300	1,423,758
Toyota Tsusho Corp.	2,000	77,999
Trend Micro, Inc.	1,300	71,240
Tsuruha Holdings, Inc.	400	53,158
Unicharm Corp.	3,900	174,996
United Urban Investment Corp.	27	36,681
USS Co. Ltd.	2,000	39,334
Welcia Holdings Co. Ltd.	900	30,589
West Japan Railway Co.	1,600	84,930
Yakult Honsha Co. Ltd.	1,200	61,177
Yamada Holdings Co. Ltd.	6,600	33,584
Yamaha Corp.	1,300	73,101
Yamaha Motor Co. Ltd.	2,600	57,091
Yamato Holdings Co. Ltd.	3,000	74,495
Yamazaki Baking Co. Ltd.	1,100	20,216
Yaskawa Electric Corp.	2,300	117,695
Yokogawa Electric Corp.	2,100	45,210
Z Holdings Corp.	25,400	157,718
ZOZO, Inc.	1,000	28,001

TOTAL JAPAN		38,029,913

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	6,875	150,527
Aroundtown SA	9,685	67,417
Eurofins Scientific SA (a)	1,260	121,072
SES SA (France) (depositary receipt)	3,619	30,919
Tenaris SA	4,474	34,546

TOTAL LUXEMBOURG		404,481

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	24,500	24,205
HKT Trust/HKT Ltd. unit	37,000	48,772

TOTAL MULTI-NATIONAL		72,977

Netherlands - 5.1%
ABN AMRO Group NV GDR (a)(b)	4,241	44,313
Adyen BV (a)(b)	174	363,491
AEGON NV	17,314	71,788
Airbus Group NV	5,634	566,542
Akzo Nobel NV	1,863	189,549
Argenx SE (a)	429	125,095
ASML Holding NV (Netherlands)	4,081	2,178,658
CNH Industrial NV	9,801	125,541
EXOR NV	1,054	78,510
Ferrari NV	1,207	252,304
Heineken Holding NV	1,103	97,178
Heineken NV (Bearer)	2,485	259,167
ING Groep NV (Certificaten Van Aandelen)	37,381	332,368
JDE Peet's BV	684	26,388
Just Eat Takeaway.com NV (a)(b)	1,214	139,340
Koninklijke Ahold Delhaize NV	10,548	302,776
Koninklijke DSM NV	1,652	288,689
Koninklijke KPN NV	34,315	107,200
Koninklijke Philips Electronics NV	8,771	478,100
NN Group NV	2,800	116,549
Prosus NV	4,673	545,951
QIAGEN NV (Germany) (a)	2,211	119,857
Randstad NV (a)	1,164	72,691
Stellantis NV	9,844	149,495
Stellantis NV (Italy)	10,497	159,615
STMicroelectronics NV (France)	6,101	244,471
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,327	111,921
Vopak NV	655	33,138
Wolters Kluwer NV	2,620	217,605

TOTAL NETHERLANDS		7,798,290

New Zealand - 0.4%
Auckland International Airport Ltd.	11,817	63,263
Fisher & Paykel Healthcare Corp.	5,520	137,406
Mercury Nz Ltd.	6,020	30,823
Meridian Energy Ltd.	12,026	61,789
Ryman Healthcare Group Ltd.	3,645	40,756
Spark New Zealand Ltd.	18,721	64,574
The a2 Milk Co. Ltd. (a)	7,096	58,845
Xero Ltd. (a)	1,158	114,953

TOTAL NEW ZEALAND		572,409

Norway - 0.6%
Adevinta ASA Class B (a)	2,306	34,406
DNB ASA	9,094	177,046
Equinor ASA	9,408	170,080
Gjensidige Forsikring ASA	1,955	45,191
Mowi ASA	4,212	93,455
Norsk Hydro ASA	12,679	56,426
Orkla ASA	7,204	70,160
Schibsted ASA:
(A Shares)	771	29,146
(B Shares)	859	27,799
Telenor ASA	6,773	112,323
Yara International ASA	1,680	78,552

TOTAL NORWAY		894,584

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	19,612	58,155
Portugal - 0.2%
Energias de Portugal SA	26,533	166,534
Galp Energia SGPS SA Class B	4,886	49,041
Jeronimo Martins SGPS SA	2,508	41,012

TOTAL PORTUGAL		256,587

Singapore - 1.1%
Ascendas Real Estate Investment Trust	30,500	70,717
CapitaLand Ltd.	26,397	63,787
CapitaMall Trust	43,180	69,561
City Developments Ltd.	4,200	22,827
DBS Group Holdings Ltd.	17,329	328,474
Genting Singapore Ltd.	61,000	39,262
Keppel Corp. Ltd.	14,400	54,309
Mapletree Commercial Trust	21,400	33,347
Mapletree Logistics Trust (REIT)	27,105	40,400
Oversea-Chinese Banking Corp. Ltd.	32,176	249,967
Singapore Airlines Ltd. (a)	12,450	38,403
Singapore Exchange Ltd.	8,000	59,621
Singapore Technologies Engineering Ltd.	14,500	40,496
Singapore Telecommunications Ltd.	78,100	138,358
Suntec (REIT)	20,400	24,571
United Overseas Bank Ltd.	11,200	197,121
UOL Group Ltd.	4,400	24,246
Venture Corp. Ltd.	2,500	37,338
Wilmar International Ltd.	19,100	75,773

TOTAL SINGAPORE		1,608,578

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	2,501	78,062
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (a)	2,501	1,232
Aena Sme SA (a)(b)	648	100,106
Amadeus IT Holding SA Class A	4,317	275,612
Banco Bilbao Vizcaya Argentaria SA	63,971	291,882
Banco Santander SA (Spain)	166,356	485,577
CaixaBank SA	34,453	86,942
Cellnex Telecom SA (b)	3,020	177,052
Enagas SA	2,383	52,560
Endesa SA	3,053	78,175
Ferrovial SA	4,683	112,553
Gas Natural SDG SA	2,912	75,307
Grifols SA	2,852	84,103
Iberdrola SA	57,254	777,140
Iberdrola SA rights (a)	57,254	11,102
Industria de Diseno Textil SA	10,465	310,373
Red Electrica Corporacion SA	4,160	79,057
Repsol SA	14,593	143,357
Siemens Gamesa Renewable Energy SA	2,230	91,714
Telefonica SA	48,577	209,605

TOTAL SPAIN		3,521,511

Sweden - 3.3%
Alfa Laval AB	3,040	79,890
ASSA ABLOY AB (B Shares)	9,612	237,722
Atlas Copco AB:
(A Shares)	6,353	344,672
(B Shares)	3,836	180,317
Boliden AB	2,619	86,189
Electrolux AB (B Shares)	2,088	51,149
Epiroc AB:
Class A	6,269	120,447
Class B	3,786	65,152
EQT AB	2,345	73,272
Ericsson (B Shares)	27,978	352,284
Essity AB Class B	5,807	185,753
Evolution Gaming Group AB (b)	1,540	150,309
Fastighets AB Balder (a)	944	47,379
H&M Hennes & Mauritz AB (B Shares)	7,706	165,070
Hexagon AB (B Shares)	2,697	236,253
Husqvarna AB (B Shares)	3,940	48,871
ICA Gruppen AB	999	50,128
Industrivarden AB:
(A Shares)	847	28,563
(C Shares)	1,524	48,604
Investor AB (B Shares)	4,354	320,129
Kinnevik AB (B Shares)	2,354	115,724
L E Lundbergforetagen AB	693	36,506
Latour Investment AB Class B	1,494	33,505
Lundin Petroleum AB	1,847	50,483
Nibe Industrier AB (B Shares)	2,987	99,909
Sandvik AB	10,826	270,511
Securitas AB (B Shares)	2,897	44,809
Skandinaviska Enskilda Banken AB (A Shares) (a)	15,602	170,578
Skanska AB (B Shares)	3,285	85,149
SKF AB (B Shares)	3,703	101,656
Svenska Cellulosa AB (SCA) (B Shares)	5,785	102,078
Svenska Handelsbanken AB (A Shares)	14,913	148,668
Swedbank AB (A Shares)	8,685	163,986
Swedish Match Co. AB	1,561	120,676
Tele2 AB (B Shares)	4,858	67,147
Telia Co. AB	24,213	106,341
Volvo AB (B Shares)	13,822	342,064

TOTAL SWEDEN		4,931,943

Switzerland - 9.6%
ABB Ltd. (Reg.)	17,683	521,585
Adecco SA (Reg.)	1,496	93,782
Alcon, Inc. (Switzerland) (a)	4,716	338,843
Baloise Holdings AG	445	74,587
Banque Cantonale Vaudoise	264	28,008
Barry Callebaut AG	28	62,208
Clariant AG (Reg.)	1,843	39,229
Coca-Cola HBC AG	1,925	57,050
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	10,020	3,262
Series A	5,010	466,156
Credit Suisse Group AG	23,294	305,561
Ems-Chemie Holding AG	76	71,755
Geberit AG (Reg.)	356	218,056
Givaudan SA	89	359,297
Julius Baer Group Ltd.	2,147	129,905
Kuehne & Nagel International AG	518	118,109
LafargeHolcim Ltd. (Reg.)	5,025	272,193
Lindt & Spruengli AG	1	93,292
Lindt & Spruengli AG (participation certificate)	10	86,781
Logitech International SA (Reg.)	1,576	164,297
Lonza Group AG	713	455,393
Nestle SA (Reg. S)	27,685	3,103,408
Novartis AG	21,263	1,925,262
Partners Group Holding AG	179	211,906
Roche Holding AG (participation certificate)	6,737	2,325,020
Schindler Holding AG:
(participation certificate)	391	103,374
(Reg.)	194	51,138
SGS SA (Reg.)	58	176,393
Siemens Energy AG (a)	3,769	139,869
Sika AG	1,360	370,097
Sonova Holding AG Class B	528	127,680
Straumann Holding AG	99	109,986
Swatch Group AG (Bearer)	283	81,651
Swatch Group AG (Bearer) (Reg.)	481	27,135
Swiss Life Holding AG	296	135,215
Swiss Prime Site AG	728	70,859
Swiss Re Ltd.	2,755	243,287
Swisscom AG	249	135,689
Temenos Group AG	628	79,562
UBS Group AG	35,160	508,207
Vifor Pharma AG	435	59,188
Zurich Insurance Group Ltd.	1,435	573,839

TOTAL SWITZERLAND		14,518,114

United Kingdom - 13.2%
3i Group PLC	9,299	141,617
Admiral Group PLC	1,840	72,657
Anglo American PLC (United Kingdom)	11,777	389,529
Antofagasta PLC	3,924	76,884
Ashtead Group PLC	4,318	218,489
Associated British Foods PLC	3,414	99,027
AstraZeneca PLC (United Kingdom)	12,579	1,283,199
Auto Trader Group PLC (b)	9,406	72,516
Aveva Group PLC	1,086	54,103
Aviva PLC	37,505	171,551
BAE Systems PLC	30,738	193,948
Barclays PLC (a)	166,065	302,935
Barratt Developments PLC (a)	9,834	86,072
Berkeley Group Holdings PLC	1,212	69,563
BHP Group PLC	20,252	555,013
BP PLC (a)	194,159	721,486
British American Tobacco PLC (United Kingdom)	21,988	798,997
British Land Co. PLC	8,731	53,677
BT Group PLC	85,255	146,716
Bunzl PLC	3,235	104,162
Burberry Group PLC	3,868	91,076
Coca-Cola European Partners PLC	1,970	91,546
Compass Group PLC	17,103	305,507
Croda International PLC	1,324	114,033
Diageo PLC	22,395	899,096
Direct Line Insurance Group PLC	13,632	56,015
Evraz PLC	4,783	32,859
Fresnillo PLC	1,775	24,019
GlaxoSmithKline PLC	48,070	892,723
Halma PLC	3,629	122,765
Hargreaves Lansdown PLC	3,217	75,307
Hikma Pharmaceuticals PLC	1,659	54,531
HSBC Holdings PLC (United Kingdom) (a)	194,793	1,019,276
Imperial Brands PLC	9,065	182,580
Informa PLC (a)	14,409	98,633
InterContinental Hotel Group PLC (a)	1,668	102,761
Intertek Group PLC	1,547	116,961
J Sainsbury PLC	16,193	54,225
JD Sports Fashion PLC	4,292	43,929
Johnson Matthey PLC	1,867	75,514
Kingfisher PLC (a)	20,764	78,824
Land Securities Group PLC	6,897	58,089
Legal & General Group PLC	57,164	191,109
Lloyds Banking Group PLC	673,778	302,346
London Stock Exchange Group PLC	3,037	360,538
M&G PLC	25,686	61,906
Melrose Industries PLC (a)	46,584	107,549
Mondi PLC	4,672	110,583
National Grid PLC	33,616	391,501
NatWest Group PLC	46,339	93,713
Next PLC	1,272	134,721
NMC Health PLC (a)	941	452
Ocado Group PLC (a)	4,665	177,499
Pearson PLC	7,212	79,902
Persimmon PLC	3,050	106,605
Phoenix Group Holdings PLC	4,833	44,685
Prudential PLC	24,936	398,962
Reckitt Benckiser Group PLC	6,803	576,748
RELX PLC (London Stock Exchange)	18,537	460,347
Rentokil Initial PLC (a)	17,706	120,717
Rio Tinto PLC	10,755	815,951
Rolls-Royce Holdings PLC	80,279	100,865
Royal Dutch Shell PLC:
Class A (United Kingdom)	39,114	723,777
Class B (United Kingdom)	35,653	621,378
RSA Insurance Group PLC	9,935	91,884
Sage Group PLC	10,413	84,149
Schroders PLC	1,232	57,680
Scottish & Southern Energy PLC	9,864	200,565
Segro PLC	11,416	149,252
Severn Trent PLC	2,312	73,239
Smith & Nephew PLC	8,370	176,220
Smiths Group PLC	3,828	74,399
Spirax-Sarco Engineering PLC	705	107,028
St. James's Place Capital PLC	5,109	82,146
Standard Chartered PLC (United Kingdom)	26,039	158,407
Standard Life PLC	22,271	92,185
Taylor Wimpey PLC (a)	34,936	70,102
Tesco PLC	93,730	306,722
Unilever PLC	25,213	1,468,788
United Utilities Group PLC	6,513	82,295
Vodafone Group PLC	256,685	438,353
Whitbread PLC (a)	1,925	73,508
WM Morrison Supermarkets PLC	23,378	57,480

TOTAL UNITED KINGDOM		20,028,666

TOTAL COMMON STOCKS
(Cost $130,002,259)		148,870,788

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	534	34,962
Fuchs Petrolub AG	638	36,328
Henkel AG & Co. KGaA	1,703	176,701
Porsche Automobil Holding SE (Germany)	1,469	102,029
Sartorius AG (non-vtg.)	341	169,915
Volkswagen AG	1,766	335,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $679,604)		855,206

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (d)	3,108,061	3,108,683
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	126,612	126,625
TOTAL MONEY MARKET FUNDS
(Cost $3,235,308)		3,235,308
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $133,917,171)		152,961,302
NET OTHER ASSETS (LIABILITIES) - (1.2)%(f)		(1,862,994)
NET ASSETS - 100%		$151,098,308

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	14	March 2021	$1,480,850	$18,369	$18,369

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,786,355 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $263,736 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$773
Fidelity Securities Lending Cash Central Fund	12
Total	$785

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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